John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103-1105
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

VIA EDGAR

July 11, 2012

U. S. Securities and Exchange Commission
100 F Street, N. E.
Washington, DC  20549-0506

Re:         Lincoln Life Flexible Premium Variable Life Account S (the “Account”)
The Lincoln National Life Insurance Company (“Lincoln”)
File No. 333-125790; 811-09241; CIK: 0001080299
Post-Effective Amendment No. 13, Form N-6, Rule 485(b)

Dear Sir or Madam:

Today we are electronically filing on EDGAR Post-Effective Amendment No. 13 to the Registration Statement on Form N-6.  The purpose of this supplement is to add a new rider, that if eligible, would provide an enhanced amount to be added to the surrender value of the policy.

Should you have any questions or comments with regard to this filing, please contact me at (860) 466-1539.

Sincerely,

/s/ John L. Reizian

John L. Reizian
Vice President and Associate General Counsel